Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases	Future minimum lease payments under
non-cancelable
operating leases as of October 31, 2021 are as follows:

2022	$1,745,567
2023	745,034
2024	669,457
2025	689,541
2026	235,564

Total minimum future lease payments	$4,085,163

Future minimum lease payments under
non-cancelable
operating leases as of January 31, 2021 are as follows:

Years Ending January 31,
2022	$1,711,575
2023	1,477,694
2024	656,426
2025	676,118
2026	696,402

Total minimum future lease payments	$5,218,215